UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	Quattro Global Capital, LLC
Address:546 Fifth Avenue
	19th Floor
	New York, NY 10036
13F File Number:	28-11428
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	        STEPHEN ELLWOOD
Title:    	Chief Compliance Officer
Phone:    	212-201-8787
Signature, 	Place,	and Date of Signing:
Stephen Ellwood	New York, NY	November 12, 2010
Report Type (Check only one.):
	[ X]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	0
Form 13F Information Table Entry Total:   	0
Form 13F Information Table Value Total:   	$0 (in 1000s)

FORM 13F INFORMATION TABLE
                                                                                                    VOTING
                                                               VALUE    SHARES/    SH/  PUT/INVSTMT   AUTH.
         NAME OF ISSUER         TITLE OF CLASS       CUSIP    (x$1000)  PRN AMT    PRN  CALLDSCRETN    SOLE




